Other Operating Income (Details) - Schedule of other operating income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Income for assets received in lieu of payment
Income from sale of assets received in lieu of payment	$ 3		$ 2,560	$ 3,650
Other income	87		40	56
Subtotal	90		2,600	3,706
Release of provisions for contingencies
Other provisions for contingencies				7,526
Subtotal				7,526
Other income
Release of provisions and expense recovery	6,497		9,002	4,218
Rental investment properties	5,748		8,387	9,013
Reimbursements for insurance policies	4,414		349	6,346
Recovery from correspondent banks	2,841		2,816	2,591
Income from sale leased assets	1,956		1,166	2,586
Revaluation of prepaid monthly payments	1,569		1,731	1,224
Credit card income	459		4,037	2,504
Others	3,097		2,227	5,581
Subtotal	26,581		29,715	34,063
Total	$ 26,671	$ 37,465	$ 32,315	$ 45,295